Acquisitions and Disposals - Summary of Impact of Disposals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disposals [Abstract]
Goodwill and intangible assets	€ 71	€ 85	€ 47
Other non-currentassets	92	29	2
Current assets	10	5	23
Trade creditors and other payables	(8)		(2)
Net assets sold	165	119	70
(Gain)/loss on recycling of currency retranslation on disposal	66
Profit/(loss) on sale attributable to Unilever	334	(95)	(9)
Consideration	563	24	61
Cash	560	16	62
Cash balances of businesses sold		8	(1)
Non-cash items and deferred consideration	3
Consideration	€ 563	€ 24	€ 61